STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

July 31, 2020

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:	Cavalier Funds, each a series of the Starboard Investment Trust File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933 and Rule 485(a) thereunder; (ii) the Investment Company Act of 1940; and (iii) Regulation S-T, please find attached Post-Effective Amendment No. 360 to the Registration Statement of the Trust.
This amendment is being filed for the purpose of updating the principal investment strategies and other minor and conforming changes for the Cavalier Adaptive Income Fund and the Cavalier Hedged High Income Fund.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop, Secretary